Goodwill - Schedule of Changes in Carrying Amount of Goodwill, net (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period				$ 5,580,227	$ 5,723,815
Impairment	$ (99,000)	$ (118,000)	$ (714,000)	(99,000)	(118,000)	$ (714,000)
Disposal				(13,201)
Foreign currency translation				(16,532)	(25,853)
Other					265
Balance at the end of the period	5,451,494	5,580,227		5,451,494	5,580,227	5,723,815
Goodwill, net
Cost							$ 6,504,490	$ 6,535,888
Accumulated impairment							(1,052,996)	(955,661)
Net of accumulated impairment loss	5,451,494	5,580,227		5,580,227	5,723,815	5,723,815	5,451,494	5,580,227
North America Gaming and Interactive
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period				1,439,867	1,439,867
Impairment				0	0
Disposal				0
Foreign currency translation				0	0
Other					0
Balance at the end of the period	1,439,867	1,439,867		1,439,867	1,439,867	1,439,867
Goodwill, net
Cost							2,153,867	2,153,867
Accumulated impairment							(714,000)	(714,000)
Net of accumulated impairment loss	1,439,867	1,439,867		1,439,867	1,439,867	1,439,867	1,439,867	1,439,867
North America Lottery
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period				1,221,589	1,221,589
Impairment				0	0
Disposal				0
Foreign currency translation				0	0
Other					0
Balance at the end of the period	1,221,589	1,221,589		1,221,589	1,221,589	1,221,589
Goodwill, net
Cost							1,225,682	1,225,682
Accumulated impairment							(4,093)	(4,093)
Net of accumulated impairment loss	1,221,589	1,221,589		1,221,589	1,221,589	1,221,589	1,221,589	1,221,589
International
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period				1,422,847	1,549,381
Impairment				(99,000)	(118,000)
Disposal				(13,201)
Foreign currency translation				(2,677)	(8,534)
Other					0
Balance at the end of the period	1,307,969	1,422,847		1,307,969	1,422,847	1,549,381
Goodwill, net
Cost							1,641,187	1,658,698
Accumulated impairment							(333,218)	(235,851)
Net of accumulated impairment loss	1,307,969	1,422,847		1,422,847	1,422,847	1,549,381	1,307,969	1,422,847
Italy
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period				1,495,924	1,512,978
Impairment				0	0
Disposal				0
Foreign currency translation				(13,855)	(17,319)
Other					265
Balance at the end of the period	1,482,069	1,495,924		1,482,069	1,495,924	1,512,978
Goodwill, net
Cost							1,483,754	1,497,641
Accumulated impairment							(1,685)	(1,717)
Net of accumulated impairment loss	$ 1,482,069	$ 1,495,924		$ 1,495,924	$ 1,495,924	$ 1,512,978	$ 1,482,069	$ 1,495,924